DEBT AND CREDIT FACILITY - Disclosure of Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments [Abstract]
Balance, beginning of year	$ 223,211	$ 211,242
Accretion of discount	13,147	11,969
Interest accrued in period	7,619	7,619
Interest paid	(7,619)	(7,619)
Balance, end of year	236,358	223,211
Accrued interest outstanding (note 12)	(3,178)	(3,157)
Non-current portion of Notes outstanding	$ 233,180	$ 220,054